Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Financial assets
Interest-bearing deposits with banks	$ 80,389	$ 39,013
Securities
Trading	133,894	136,071
Investment, net of applicable allowance	138,056	139,743
Securities	271,950	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	319,896	313,015
Loans, net of applicable allowance
Loans, net	698,041	660,992
Other
Derivatives	102,033	113,488
Deposits
Personal	358,500	343,052
Business and government	680,413	624,311
Bank	45,965	44,522
Deposits	1,084,878	1,011,885
Other
Obligations related to securities sold short	34,760	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	271,165	274,231
Derivatives	97,150	109,927
Subordinated debentures	9,050	9,867
Financial assets classified as FVTPL [member]
Securities
Trading	123,809	126,027
Securities	123,809	126,027
Assets purchased under reverse repurchase agreements and securities borrowed	278,378	264,394
Loans, net of applicable allowance
Wholesale	8,559	6,197
Loans, net	8,559	6,197
Other
Derivatives	102,033	113,488
Other assets	4,230	3,414
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	53,500	21,603
Securities
Trading	10,085	10,044
Securities	10,085	10,044
Loans, net of applicable allowance
Retail	252	253
Wholesale	2,074	2,363
Loans, net	2,326	2,616
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	71,038	81,395
Securities	71,038	81,395
Loans, net of applicable allowance
Retail	270	260
Wholesale	836	744
Loans, net	1,106	1,004
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	505	525
Securities	505	525
Financial liabilities classified as FVTPL [member]
Deposits
Personal	291	104
Business and government	883	389
Deposits	1,174	493
Other
Obligations related to securities sold short	34,760	29,285
Derivatives	97,150	109,927
Other liabilities	24	80
Financial liabilities designated as FVTPL [member]
Deposits
Personal	18,392	17,096
Business and government	125,163	107,466
Bank	12,721	18,015
Deposits	156,276	142,577
Other
Obligations related to assets sold under repurchase agreements and securities loaned	248,196	255,922
Other liabilities	155	86
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	26,889	17,410
Securities
Investment, net of applicable allowance	66,979	58,627
Securities	66,979	58,627
Assets purchased under reverse repurchase agreements and securities borrowed	41,518	48,621
Loans, net of applicable allowance
Retail	493,629	462,884
Wholesale	199,006	198,753
Loans, net	692,635	661,637
Other
Other assets	57,170	57,065
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	340,072	324,804
Business and government	556,063	518,501
Bank	33,249	26,518
Deposits	929,384	869,823
Other
Obligations related to assets sold under repurchase agreements and securities loaned	22,969	18,309
Other liabilities	61,921	65,719
Subordinated debentures	9,274	10,071
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	80,389	39,013
Securities
Trading	133,894	136,071
Investment, net of applicable allowance	138,056	139,743
Securities	271,950	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	319,896	313,015
Loans, net of applicable allowance
Retail	489,243	454,942
Wholesale	208,798	206,050
Loans, net	698,041	660,992
Other
Derivatives	102,033	113,488
Other assets	61,400	60,479
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	26,889	17,410
Securities
Investment, net of applicable allowance	66,513	57,823
Securities	66,513	57,823
Assets purchased under reverse repurchase agreements and securities borrowed	41,518	48,621
Loans, net of applicable allowance
Retail	488,721	454,429
Wholesale	197,329	196,746
Loans, net	686,050	651,175
Other
Other assets	57,170	57,065
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	80,389	39,013
Securities
Trading	133,894	136,071
Investment, net of applicable allowance	138,522	140,547
Securities	272,416	276,618
Assets purchased under reverse repurchase agreements and securities borrowed	319,896	313,015
Loans, net of applicable allowance
Retail	494,151	463,397
Wholesale	210,475	208,057
Loans, net	704,626	671,454
Other
Derivatives	102,033	113,488
Other assets	61,400	60,479
Financial liabilities at carrying amount [member]
Deposits
Personal	358,500	343,052
Business and government	680,413	624,311
Bank	45,965	44,522
Deposits	1,084,878	1,011,885
Other
Obligations related to securities sold short	34,760	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	271,165	274,231
Derivatives	97,150	109,927
Other liabilities	62,099	65,878
Subordinated debentures	9,050	9,867
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	339,817	325,852
Business and government	554,367	516,456
Bank	33,244	26,507
Deposits	927,428	868,815
Other
Obligations related to assets sold under repurchase agreements and securities loaned	22,969	18,309
Other liabilities	61,920	65,712
Subordinated debentures	9,050	9,867
Financial liabilities at fair value [member]
Deposits
Personal	358,755	342,004
Business and government	682,109	626,356
Bank	45,970	44,533
Deposits	1,086,834	1,012,893
Other
Obligations related to securities sold short	34,760	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	271,165	274,231
Derivatives	97,150	109,927
Other liabilities	62,100	65,885
Subordinated debentures	$ 9,274	$ 10,071